UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21411

Eaton Vance Senior Floating-Rate Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Senior Floating-Rate Trust (EFR)

Semiannual Report

April 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2014

Eaton Vance

Senior Floating-Rate Trust

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Board of Trustees’ Contract Approval	41

Officers and Trustees	44

Important Notices	45

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Performance1,2

Portfolio Managers Scott H. Page, CFA, Craig P. Russ and Peter M. Campo, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/28/2003	2.57%	4.57%	16.96%	5.85%
Fund at Market Price	—	–2.15	–8.17	17.08	4.75
S&P/LSTA Leveraged Loan Index	—	2.29%	3.84%	10.68%	5.19%

% Premium/Discount to NAV[3]
					–4.66%

Distributions[4]
Total Distributions per share for the period					$0.531
Distribution Rate at NAV					5.75%
Distribution Rate at Market Price					6.03%

% Total Leverage[5]
Auction Preferred Shares (APS)					14.30%
Borrowings					22.87

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Fund Profile

Top 10 Issuers (% of total investments)6

Alliance Boots Holdings Limited	1.2%
Asurion LLC	1.1
Community Health Systems, Inc.	1.0
Dell Inc.	1.0
H.J. Heinz Company	0.9
Valeant Pharmaceuticals International, Inc.	0.9
Laureate Education, Inc.	0.8
Intelsat Jackson Holdings S.A.	0.8
Virgin Media Investment Holdings Limited	0.8
MEG Energy Corp.	0.8
Total	9.3%

Top 10 Sectors (% of total investments)6

Health Care	9.2%
Business Equipment and Services	8.2
Electronics/Electrical	7.7
Retailers (Except Food and Drug)	5.2
Financial Intermediaries	4.6
Chemicals and Plastics	4.2
Oil and Gas	3.9
Leisure Goods/Activities/Movies	3.7
Food Products	3.7
Automotive	3.7
Total	54.1%

Credit Quality (% of bond and loan holdings)7

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.
[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

4

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 142.4%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.4%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	671	$669,586
Booz Allen Hamilton Inc.
Term Loan, 5.25%, Maturing July 31, 2019	813	814,263
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	306	310,189
Term Loan, 5.00%, Maturing November 2, 2018	674	684,241
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	2,450	2,445,916
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	938	941,992
IAP Worldwide Services, Inc.
Term Loan, 0.00%, Maturing December 31, 2015(2)	1,640	513,918
Term Loan - Second Lien, 0.00%, Maturing June 30, 2016(2)(4)	725	18,125
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	784	771,069
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	1,909	1,903,874
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	4,771	4,754,363

		$13,827,536

Automotive — 5.7%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	1,538	$1,544,605
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019	2,827	2,823,214
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018	2,225	2,230,948
Chrysler Group LLC
Term Loan, 3.50%, Maturing May 24, 2017	4,925	4,924,680
Term Loan, 3.25%, Maturing December 31, 2018	2,100	2,085,300
CS Intermediate Holdco 2 LLC
Term Loan, 4.00%, Maturing April 4, 2021	650	649,594
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	1,000	1,003,750
Federal-Mogul Corporation
Term Loan, 4.75%, Maturing March 21, 2021	3,925	3,900,469
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	6,650	6,670,781
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing January 27, 2017	775	777,903

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Metaldyne, LLC
Term Loan, 4.25%, Maturing December 18, 2018		1,633	$1,637,806
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		792	790,540
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		2,871	2,877,262
Visteon Corporation
Term Loan, Maturing May 27, 2021(3)		1,075	1,068,113

			$32,984,965

Beverage and Tobacco — 0.6%
Oak Leaf B.V.
Term Loan, 4.50%, Maturing September 24, 2018	EUR	2,525	$3,537,359

			$3,537,359

Brokers, Dealers and Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019		449	$453,364

			$453,364

Building and Development — 1.2%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		1,269	$1,263,339
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		545	545,385
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020		622	624,110
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020		970	970,853
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		1,579	1,582,098
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020		990	988,781
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		467	468,911
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		616	620,627

			$7,064,104

Business Equipment and Services — 12.9%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		3,640	$3,656,513
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017		3,152	3,159,316

5	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 21, 2015		684	$673,388
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		1,236	1,235,536
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021		425	425,885
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		1,308	1,304,126
BAR/BRI Review Courses, Inc.
Term Loan, 4.50%, Maturing July 17, 2019		630	631,390
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020		823	821,982
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		1,053	1,056,563
Campaign Monitor Finance Pty Limited
Term Loan, 5.50%, Maturing March 18, 2021		725	712,312
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		420	419,031
Ceridian Corp.
Term Loan, 4.40%, Maturing May 9, 2017		1,211	1,213,075
ClientLogic Corporation
Term Loan, 6.98%, Maturing January 30, 2017		1,567	1,584,980
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		474	478,137
Term Loan - Second Lien, 10.25%, Maturing March 1, 2018		1,000	1,017,500
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		471	468,179
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018		2,030	1,816,902
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		2,398	2,404,695
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		1,421	1,419,746
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		1,871	1,789,429
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 10, 2020		775	786,625
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		111	111,250
Term Loan, 4.00%, Maturing November 6, 2020		436	434,888
Term Loan, 5.02%, Maturing November 6, 2020	CAD	622	568,324
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		1,580	1,579,270

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
IG Investment Holdings, LLC
Term Loan, 5.25%, Maturing October 31, 2019	1,413	$1,421,032
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021	1,967	1,960,099
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	1,194	1,196,985
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020	609	608,518
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021	1,000	1,006,875
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019	509	510,035
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021	2,726	2,716,776
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	2,393	2,403,575
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020	1,073	1,112,213
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	1,930	1,927,616
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019	1,055	1,028,473
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018	1,180	1,183,013
Pacific Industrial Services US Finco LLC
Term Loan, 5.00%, Maturing October 2, 2018	1,244	1,251,005
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018	5,454	5,451,237
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017	655	655,032
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017	1,432	1,432,770
Term Loan, 4.41%, Maturing January 31, 2017	2,412	2,418,556
SunGard Data Systems, Inc.
Term Loan, 3.90%, Maturing February 28, 2017	887	888,132
Term Loan, 4.00%, Maturing March 9, 2020	5,622	5,634,353
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020	1,025	1,030,983
TransUnion, LLC
Term Loan, 4.00%, Maturing March 17, 2021	4,200	4,188,845
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017	116	116,825
Term Loan, 6.00%, Maturing July 28, 2017	592	596,835
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019	322	320,946

6	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		3,661	$3,620,222

			$74,449,993

Cable and Satellite Television — 5.0%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		837	$830,273
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		392	391,755
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		2,162	2,156,374
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		1,340	1,320,614
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		328	327,235
CSC Holdings, Inc.
Term Loan, 2.65%, Maturing April 17, 2020		1,563	1,540,554
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020		1,521	1,530,201
MCC Iowa LLC
Term Loan, 3.25%, Maturing January 29, 2021		993	981,748
Mediacom Illinois, LLC
Term Loan, 3.12%, Maturing October 23, 2017		794	795,717
Sterling Entertainment Enterprises, LLC
Term Loan, 3.16%, Maturing December 28, 2017		735	712,876
UPC Financing Partnership
Term Loan, 3.98%, Maturing March 31, 2021	EUR	3,972	5,542,469
Virgin Media Investment Holdings Limited
Term Loan, 4.50%, Maturing June 5, 2020	GBP	1,475	2,502,841
Term Loan, 3.50%, Maturing June 8, 2020		5,075	5,039,201
YPSO France SAS
Term Loan, 4.26%, Maturing December 29, 2017	EUR	13	17,890
Term Loan, 4.26%, Maturing December 29, 2017	EUR	198	274,216
Term Loan, 4.26%, Maturing December 29, 2017	EUR	203	281,980
Term Loan, 4.26%, Maturing December 29, 2017	EUR	263	365,559
Term Loan, 4.26%, Maturing December 29, 2017	EUR	323	447,704
Term Loan, 4.01%, Maturing December 26, 2018	EUR	775	1,075,196
Ziggo N.V.
Term Loan, 3.50%, Maturing January 15, 2022	EUR	382	525,001
Term Loan, 3.50%, Maturing January 15, 2022	EUR	593	814,947
Term Loan, Maturing January 15, 2022(3)	EUR	445	610,859
Term Loan, Maturing January 15, 2022(3)	EUR	629	864,210

			$28,949,420

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 5.1%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		278	$278,412
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		144	144,455
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		2,308	2,307,543
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.00%, Maturing February 1, 2020		3,970	3,964,763
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		1,542	1,553,504
Chemtura Corporation
Term Loan, 3.50%, Maturing August 27, 2016		124	124,029
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		688	692,910
Huntsman International, LLC
Term Loan, Maturing October 15, 2020(3)		2,000	1,999,000
Ineos US Finance LLC
Term Loan, 3.75%, Maturing May 4, 2018		4,154	4,121,480
Kronos Worldwide Inc.
Term Loan, 4.75%, Maturing February 18, 2020		300	301,781
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 8, 2020		769	767,649
Momentive Performance Materials Inc.
DIP Loan, Maturing April 30, 2015(3)		250	248,750
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		89	89,590
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		968	971,128
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		697	697,371
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		1,000	1,018,750
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		250	250,552
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		1,160	1,160,748
Schoeller Arca Systems Holding B.V.
Term Loan, 4.79%, Maturing December 18, 2014	EUR	145	176,443
Term Loan, 4.79%, Maturing December 18, 2014	EUR	412	503,071
Term Loan, 4.79%, Maturing December 18, 2014	EUR	443	541,353
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		504	507,676
Taminco Global Chemical Corporation
Term Loan, 3.25%, Maturing February 15, 2019		368	365,133

7	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		2,997	$2,999,144
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		3,563	3,561,548
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020		137	137,643

			$29,484,426

Conglomerates — 0.9%
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		2,849	$2,856,473
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	973	1,356,031
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		1,045	1,045,481

			$5,257,985

Containers and Glass Products — 1.9%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 7, 2020		2,153	$2,133,832
Term Loan, 3.75%, Maturing January 6, 2021		675	671,994
BWAY Holding Company, Inc.
Term Loan, 4.50%, Maturing August 7, 2017		2,592	2,604,744
Libbey Glass Inc.
Term Loan, 3.75%, Maturing April 9, 2021		400	399,083
Pelican Products, Inc.
Term Loan, 5.25%, Maturing March 20, 2020		375	378,977
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018		2,864	2,869,416
Signode Industrial Group US Inc.
Term Loan, Maturing March 21, 2021(3)		1,450	1,446,601
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		594	594,896

			$11,099,543

Cosmetics / Toiletries — 0.6%
Prestige Brands, Inc.
Term Loan, 3.79%, Maturing January 31, 2019		218	$218,211
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		1,222	1,222,128
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		2,153	2,080,578

			$3,520,917

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs — 3.6%
Akorn, Inc.
Term Loan, 4.50%, Maturing August 27, 2020		675	$677,104
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		370	369,992
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		570	575,984
Catalent Pharma Solutions Inc.
Term Loan, 3.65%, Maturing September 15, 2016		2,084	2,087,361
Term Loan, 4.25%, Maturing September 15, 2017		1,101	1,102,726
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing February 28, 2021		400	397,333
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021		825	829,555
Term Loan - Second Lien, 8.75%, Maturing February 14, 2022		500	507,500
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing March 28, 2021		2,100	2,091,455
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		1,881	1,876,122
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019		1,840	1,838,645
Term Loan, 3.75%, Maturing December 11, 2019		2,957	2,955,357
Term Loan, 3.75%, Maturing August 5, 2020		3,609	3,612,573
VWR Funding, Inc.
Term Loan, 3.40%, Maturing April 3, 2017		1,848	1,847,952

			$20,769,659

Ecological Services and Equipment — 0.7%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		3,906	$3,881,571
Viking Consortium Borrower Limited
Term Loan - Second Lien, 6.60%, (3.10% Cash, 3.50% PIK), Maturing March 31, 2016(4)	GBP	551	297,758

			$4,179,329

Electronics / Electrical — 12.2%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019		1,748	$1,755,739
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		647	647,963
Answers Corporation
Term Loan, 6.50%, Maturing December 20, 2018		815	816,724
Term Loan - Second Lien, 11.00%, Maturing June 19, 2020		725	732,250

8	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	2,869	$2,884,297
Term Loan - Second Lien, 11.00%, Maturing November 22, 2018	1,000	1,002,500
Avago Technologies Limited
Term Loan, Maturing December 16, 2020(3)	6,200	6,221,799
Blue Coat Systems, Inc.
Term Loan - Second Lien, 9.50%, Maturing June 26, 2020	825	846,656
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018	411	411,426
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	1,265	1,263,065
Dealertrack Technologies, Inc.
Term Loan, 3.50%, Maturing February 26, 2021	500	498,959
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018	569	568,235
Term Loan, 4.50%, Maturing April 29, 2020	8,410	8,390,393
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018	3,472	3,473,768
Entegris, Inc.
Term Loan, Maturing February 4, 2021(3)	500	495,313
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020	837	842,707
FIDJI Luxembourg (BC4) S.A.R.L.
Term Loan, 6.25%, Maturing December 24, 2020	800	807,000
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020	1,874	1,873,554
Go Daddy Operating Company, LLC
Term Loan, 4.00%, Maturing December 17, 2018	3,345	3,340,763
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	497	498,983
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	5,369	5,339,371
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,379	1,387,842
Micro Holding, L.P.
Term Loan, 6.25%, Maturing March 18, 2019	941	946,378
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	1,254	1,246,451
Open Text Corporation
Term Loan, 3.25%, Maturing January 16, 2021	973	973,475
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing March 20, 2021	700	700,000
Term Loan - Second Lien, 8.00%, Maturing April 1, 2022	225	224,906

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	1,222	$1,225,713
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	750	755,625
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019	681	677,719
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	5,279	5,276,063
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	575	582,187
Sensata Technologies Finance Company, LLC
Term Loan, 3.25%, Maturing May 12, 2019	1,196	1,200,018
Shield Finance Co. S.A.R.L.
Term Loan, 5.00%, Maturing January 27, 2021	700	703,500
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	451	457,357
SkillSoft Corporation
Term Loan, Maturing April 1, 2021(3)	1,475	1,473,156
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	626	663,162
Sophia, L.P.
Term Loan, 4.00%, Maturing July 19, 2018	1,296	1,297,324
Southwire Company
Term Loan, 3.25%, Maturing February 11, 2021	375	374,736
SS&C Technologies Holdings Europe S.A.R.L.
Term Loan, 3.25%, Maturing June 7, 2019	90	89,791
SS&C Technologies Inc.
Term Loan, 3.25%, Maturing June 7, 2019	870	867,982
SumTotal Systems LLC
Term Loan, 6.26%, Maturing November 16, 2018	1,190	1,188,656
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	545	547,223
Sybil Software LLC
Term Loan, 5.00%, Maturing March 18, 2020	950	949,010
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	968	968,504
Wall Street Systems, Inc.
Term Loan, Maturing March 6, 2021(3)	1,575	1,575,000
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	1,296	1,306,546

		$70,369,789

9	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Equipment Leasing — 0.5%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	2,792	$2,794,285

		$2,794,285

Financial Intermediaries — 6.1%
Armor Holding II LLC
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	1,000	$990,000
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	2,024	2,027,133
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	543	538,033
First Data Corporation
Term Loan, 4.15%, Maturing March 23, 2018	4,136	4,136,961
Term Loan, 4.15%, Maturing September 24, 2018	1,875	1,875,587
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	1,222	1,215,828
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	846	849,344
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	571	572,365
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	916	906,770
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	1,067	1,069,605
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	3,781	3,755,849
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	977	980,535
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	577	579,168
Moneygram International, Inc
Term Loan, 4.25%, Maturing March 27, 2020	421	411,809
Nuveen Investments, Inc.
Term Loan, 4.15%, Maturing May 15, 2017	6,197	6,205,387
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	871	879,963
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	1,238	1,244,654
Oz Management LP
Term Loan, 1.65%, Maturing November 15, 2016	1,299	1,244,392
RCS Capital Corporation
Term Loan, 6.50%, Maturing March 31, 2019	1,050	1,063,454
Term Loan - Second Lien, 10.50%, Maturing January 16, 2021	500	514,375

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019	1,000	$1,003,750
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	272	271,116
Walker & Dunlop, Inc.
Term Loan, 5.50%, Maturing December 11, 2020	648	658,101
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020	2,429	2,414,197

		$35,408,376

Food Products — 5.9%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	1,259	$1,261,817
American Seafoods Group LLC
Term Loan, 4.50%, Maturing March 18, 2018	573	570,213
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020	3,430	3,407,226
Blue Buffalo Company, Ltd.
Term Loan, 4.00%, Maturing August 8, 2019	1,281	1,286,992
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019	943	948,179
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing July 3, 2020	1,042	1,049,420
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021	723	722,826
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018	200	199,583
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018	1,372	1,372,248
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020	8,411	8,432,996
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 7, 2018	1,142	1,145,356
High Liner Foods Incorporated
Term Loan, Maturing April 24, 2021(3)	850	847,875
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018	862	862,024
Term Loan, 3.75%, Maturing September 18, 2020	1,567	1,564,431
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018	611	612,621
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017	5,409	5,412,381
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020	697	691,820
Term Loan, 3.25%, Maturing April 29, 2020	3,737	3,710,555

		$34,098,563

10	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service — 4.8%
Aramark Corporation
Term Loan, 1.87%, Maturing July 26, 2016		304	$303,170
Term Loan, 1.87%, Maturing July 26, 2016		169	169,121
ARG IH Corporation
Term Loan, 5.00%, Maturing November 15, 2020		274	275,513
Buffets, Inc.
Term Loan, 0.11%, Maturing April 22, 2015(4)		92	91,831
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		2,216	2,227,633
CEC Entertainment Concepts, L.P.
Term Loan, 4.25%, Maturing February 14, 2021		725	720,166
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 13, 2019		470	471,247
Darling International Inc.
Term Loan, 3.50%, Maturing January 6, 2021	EUR	975	1,357,400
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		1,002	1,006,857
Dunkin’ Brands, Inc.
Term Loan, 3.25%, Maturing February 7, 2021		2,998	2,972,476
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		2,418	2,423,402
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		662	662,327
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		2,451	2,448,377
P.F. Chang’s China Bistro Inc.
Term Loan, 4.25%, Maturing July 2, 2019		409	409,835
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		273	271,630
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		4,938	4,950,545
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		6,856	5,360,813
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		1,324	1,321,927

			$27,444,270

Food / Drug Retailers — 4.4%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016		1,186	$1,190,678
Term Loan, 4.75%, Maturing March 21, 2019		1,148	1,153,771
Alliance Boots Holdings Limited
Term Loan, 3.76%, Maturing July 10, 2017	EUR	1,000	1,391,577
Term Loan, 3.96%, Maturing July 10, 2017	GBP	5,775	9,759,651

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food / Drug Retailers (continued)
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	6,106	$6,072,500
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019	419	421,231
Rite Aid Corporation
Term Loan, 3.50%, Maturing February 21, 2020	2,308	2,306,360
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	450	460,462
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019	2,701	2,696,935

		$25,453,165

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018	521	$527,576

		$527,576

Health Care — 13.7%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017	466	$465,694
Term Loan, 4.25%, Maturing June 30, 2017	562	562,062
Term Loan, 4.25%, Maturing June 30, 2017	2,316	2,317,362
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	1,241	1,241,596
Amneal Pharmaceuticals LLC
Term Loan, 5.75%, Maturing November 1, 2019	547	551,354
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	3,016	2,985,432
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	444	450,207
Biomet Inc.
Term Loan, 3.66%, Maturing July 25, 2017	5,858	5,874,345
BSN Medical Inc.
Term Loan, 4.00%, Maturing August 28, 2019	575	575,959
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020	33	33,248
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019	839	838,712
Community Health Systems, Inc.
Term Loan, 3.47%, Maturing January 25, 2017	1,868	1,872,138
Term Loan, 4.25%, Maturing January 27, 2021	7,448	7,481,008
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016	1,426	1,428,397

11	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		2,903	$2,912,644
Term Loan, 4.00%, Maturing November 1, 2019		3,086	3,098,315
DJO Finance LLC
Term Loan, 4.25%, Maturing September 15, 2017		579	579,431
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		2,008	2,009,444
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020		103	102,705
Term Loan, 4.25%, Maturing August 31, 2020		336	335,652
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019		1,397	1,383,845
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.15%, Maturing February 27, 2021		4,750	4,729,546
HCA, Inc.
Term Loan, 2.90%, Maturing March 31, 2017		2,332	2,332,194
Hologic Inc.
Term Loan, 3.25%, Maturing August 1, 2019		1,495	1,489,586
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018		1,625	1,627,757
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016		1,007	1,010,704
Term Loan, 7.75%, Maturing May 15, 2018		2,396	2,386,895
JLL/Delta Dutch Newco B.V.
Term Loan, 4.25%, Maturing March 11, 2021		875	867,480
Term Loan, 4.50%, Maturing March 11, 2021	EUR	300	416,378
Kindred Healthcare, Inc.
Term Loan, 4.00%, Maturing April 9, 2021		1,500	1,490,625
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018		4,507	4,513,662
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		889	861,984
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021		1,525	1,514,397
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		363	363,180
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		611	615,605
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		444	447,010
National Mentor Holdings, Inc.
Term Loan, 4.75%, Maturing January 27, 2021		525	526,641
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019		2,777	2,788,420

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	1,646	$1,650,401
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018	1,901	1,900,462
PharMedium Healthcare Corporation
Term Loan, 4.25%, Maturing January 28, 2021	275	273,854
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	1,269	1,264,430
Radnet Management, Inc.
Term Loan, 4.28%, Maturing October 10, 2018	1,780	1,778,394
Regionalcare Hospital Partners, Inc.
Term Loan, Maturing April 19, 2019(3)	425	423,938
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019	499	500,095
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020	691	695,282
Select Medical Corporation
Term Loan, 2.99%, Maturing December 20, 2016	225	224,438
Term Loan, 3.75%, Maturing June 1, 2018	1,150	1,142,784
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018	639	639,438
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 13, 2020	347	344,335
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	1,387	1,384,728
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019	1,625	1,616,170
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019	299	299,060

		$79,219,423

Home Furnishings — 0.6%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 15, 2021	225	$223,594
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	1,600	1,603,838
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020	1,495	1,488,519

		$3,315,951

Industrial Equipment — 3.4%
Alliance Laundry Systems LLC
Term Loan, 4.25%, Maturing December 10, 2018	314	$314,935

12	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		718	$711,726
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		1,000	1,023,125
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		1,841	1,839,495
Term Loan, 4.75%, Maturing July 30, 2020	EUR	398	554,811
Generac Power Systems, Inc.
Term Loan, 3.25%, Maturing May 31, 2020		1,695	1,690,047
Grede LLC
Term Loan, 4.51%, Maturing May 2, 2018		817	818,709
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018		3,522	3,534,581
Milacron LLC
Term Loan, 4.00%, Maturing March 30, 2020		521	522,302
Paladin Brands Holding, Inc.
Term Loan, 6.76%, Maturing August 16, 2019		741	742,014
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020		4,602	4,593,725
Spansion LLC
Term Loan, 3.75%, Maturing December 19, 2019		1,012	1,012,221
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		300	300,937
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		872	870,659
Terex Corporation
Term Loan, 3.50%, Maturing April 28, 2017		520	522,005
Unifrax Corporation
Term Loan, 3.48%, Maturing November 28, 2018		333	332,276
Virtuoso US LLC
Term Loan, 4.75%, Maturing February 11, 2021		425	427,524

			$19,811,092

Insurance — 4.4%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019		1,927	$1,928,908
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019		4,771	4,781,318
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021		848	848,759
Asurion LLC
Term Loan, 5.00%, Maturing May 24, 2019		8,471	8,485,569
Term Loan, 4.25%, Maturing July 8, 2020		968	956,974
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		1,025	1,051,052

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance (continued)
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020	471	$462,402
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	889	890,789
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	1,000	1,005,938
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020	2,811	2,809,821
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	2,374	2,367,583

		$25,589,113

Leisure Goods / Activities / Movies — 5.9%
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	1,318	$1,320,839
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	3,225	3,216,845
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	889	889,305
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	2,503	2,499,551
Dave & Buster’s, Inc.
Term Loan, 4.50%, Maturing June 1, 2016	960	962,400
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	1,960	1,973,726
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	1,068	1,076,897
Equinox Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2020	1,938	1,938,000
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	423	425,921
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	975	971,344
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	2,559	2,551,414
Nord Anglia Education Limited
Term Loan, 4.50%, Maturing March 19, 2021	850	853,719
Revolution Studios Distribution Company, LLC
Term Loan, 3.91%, Maturing December 21, 2014	672	594,318
Term Loan - Second Lien, 7.16%, Maturing June 21, 2015(4)	800	644,080
Sabre, Inc.
Term Loan, 4.25%, Maturing February 19, 2019	1,185	1,184,754
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	2,858	2,800,162

13	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018		1,437	$1,441,991
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 31, 2018		1,041	413,867
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020		1,881	1,864,214
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020		1,247	1,212,586
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020		471	470,701
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		1,000	1,025,000
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		547	543,077
Zuffa LLC
Term Loan, 3.75%, Maturing February 25, 2020		2,864	2,854,805

			$33,729,516

Lodging and Casinos — 4.9%
Affinity Gaming, LLC
Term Loan, 4.25%, Maturing November 9, 2017		388	$386,391
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		491	491,001
Caesars Entertainment Operating Company
Term Loan, 5.40%, Maturing January 26, 2018		1,035	967,593
CityCenter Holdings, LLC
Term Loan, 5.00%, Maturing October 16, 2020		873	878,404
Four Seasons Holdings Inc.
Term Loan - Second Lien, 6.25%, Maturing December 28, 2020		2,650	2,696,375
Gala Group Ltd.
Term Loan, 5.49%, Maturing May 28, 2018	GBP	3,125	5,301,394
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		142	145,609
Term Loan, 5.50%, Maturing November 21, 2019		332	339,753
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		5,991	5,978,724
La Quinta Intermediate Holdings LLC
Term Loan, 4.00%, Maturing February 19, 2021		1,175	1,172,063
Las Vegas Sands LLC
Term Loan, 3.25%, Maturing December 20, 2020		1,920	1,911,387
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		2,469	2,457,179
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		855	853,730

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 6, 2019	498	$499,677
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020	3,641	3,634,503
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020	373	374,058

		$28,087,841

Nonferrous Metals / Minerals — 3.1%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	1,782	$1,721,221
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018	3,593	3,502,215
Constellium Holdco B.V.
Term Loan, 7.00%, Maturing March 25, 2020	520	528,846
Fairmount Minerals LTD
Term Loan, 4.50%, Maturing September 5, 2019	2,040	2,048,419
Minerals Technology Inc.
Term Loan, Maturing April 14, 2021(3)	2,000	1,999,976
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019	1,375	1,386,458
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	1,005	959,716
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	2,641	2,639,849
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	457	458,616
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	775	791,953
United Central Industrial Supply Company, L.L.C.
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	500	492,188
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	1,607	1,552,437

		$18,081,894

Oil and Gas — 5.6%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	867	$872,846
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	2,375	2,434,375
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	1,738	1,752,181
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	139	140,118
Term Loan, 9.00%, Maturing June 23, 2017	2,166	2,196,441

14	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	1,902	$1,933,362
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	1,045	1,042,544
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	7,415	7,412,258
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	1,313	1,331,449
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	423	422,796
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	1,850	1,854,048
Seadrill Partners Finco LLC
Term Loan, 4.00%, Maturing February 21, 2021	2,818	2,791,299
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 16, 2020	36	36,060
Term Loan, 4.25%, Maturing December 16, 2020	96	96,690
Term Loan, 4.25%, Maturing December 16, 2020	691	695,074
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 25, 2019	160	160,786
Term Loan, 4.25%, Maturing September 25, 2019	262	263,237
Term Loan, 4.25%, Maturing October 1, 2019	1,974	1,982,869
Tallgrass Operations, LLC
Term Loan, 4.25%, Maturing November 13, 2018	1,513	1,524,653
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	3,114	3,073,705

		$32,016,791

Publishing — 5.2%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019	767	$772,045
American Greetings Corporation
Term Loan, 4.02%, Maturing August 9, 2019	1,069	1,072,579
Ascend Learning, Inc.
Term Loan, 6.00%, Maturing July 31, 2019	1,272	1,273,933
Flint Group SA
Term Loan, 5.58%, Maturing December 31, 2016	1,342	1,349,524
Term Loan, 5.58%, Maturing December 31, 2016	1,614	1,624,085
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	4,715	4,523,017
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018	4,118	4,117,427
Term Loan, Maturing April 30, 2021(3)	1,600	1,592,000
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	7,701	7,611,746

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019	699	$704,883
Media General Inc.
Term Loan, 4.25%, Maturing July 31, 2020	1,081	1,084,216
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018	655	662,308
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	375	376,250
Nelson Education Ltd.
Term Loan, 2.73%, Maturing July 3, 2014	431	351,110
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 1, 2019	597	603,467
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020	1,042	1,027,118
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.00%, Maturing August 14, 2020	1,119	1,121,241

		$29,866,949

Radio and Television — 2.8%
Clear Channel Communications, Inc.
Term Loan, 3.80%, Maturing January 29, 2016	20	$19,566
Term Loan, 6.90%, Maturing January 30, 2019	1,132	1,124,171
Term Loan, 7.65%, Maturing July 30, 2019	364	365,097
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020	4,387	4,387,100
Entercom Radio, LLC
Term Loan, 4.03%, Maturing November 23, 2018	399	399,557
Gray Television, Inc.
Term Loan, 4.50%, Maturing October 15, 2019	440	441,954
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019	761	763,881
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018	587	588,619
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	638	637,432
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	724	722,857
Nine Entertainment Group Pty Ltd.
Term Loan, 3.25%, Maturing February 5, 2020	743	732,600
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017	851	854,927
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020	495	488,570
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017	1,079	1,066,506

15	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020		3,787	$3,772,700

			$16,365,537

Retailers (Except Food and Drug) — 8.2%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		1,936	$1,942,413
B&M Retail Limited
Term Loan, 5.77%, Maturing February 18, 2020	GBP	1,825	3,098,661
Bass Pro Group, LLC
Term Loan, 3.23%, Maturing November 20, 2019		2,388	2,390,718
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020		4,926	4,880,193
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		621	617,676
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		663	665,423
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		1,117	1,121,861
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		3,631	3,662,959
J Crew Group, Inc.
Term Loan, 4.08%, Maturing March 5, 2021		2,900	2,888,400
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,905	1,894,994
Men’s Wearhouse, Inc. (The)
Term Loan, Maturing March 11, 2021(3)		1,450	1,448,006
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		2,549	2,550,160
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		4,289	4,285,677
Party City Holdings Inc.
Term Loan, 4.00%, Maturing July 27, 2019		2,348	2,342,712
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		469	471,402
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		2,187	2,190,520
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		975	979,266
Pier 1 Imports (U.S.), Inc.
Term Loan, Maturing April 23, 2021(3)		525	523,688
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		1,742	1,748,983
Term Loan, 4.25%, Maturing August 7, 2019		590	591,951

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		500	$496,250
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		2,613	2,609,732
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		821	787,219
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016		1,280	1,253,133
Vivarte SA
Term Loan, 0.00%, Maturing March 9, 2015(2)	EUR	29	14,800
Term Loan, 0.00%, Maturing March 9, 2015(2)	EUR	62	32,359
Term Loan, 0.00%, Maturing March 9, 2015(2)	EUR	347	179,855
Term Loan, 0.00%, Maturing March 8, 2016(2)	EUR	18	9,532
Term Loan, 0.00%, Maturing March 8, 2016(2)	EUR	71	36,874
Term Loan, 0.00%, Maturing March 8, 2016(2)	EUR	440	228,268
Term Loan, 0.00%, Maturing March 30, 2018(2)	EUR	1,000	517,778
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		593	568,934

			$47,030,397

Steel — 2.2%
Essar Steel Algoma, Inc.
Term Loan, 9.25%, Maturing September 20, 2014		1,034	$1,038,614
FMG Resources (August 2006) Pty Ltd.
Term Loan, 4.25%, Maturing June 28, 2019		6,111	6,115,337
JFB Firth Rixson Inc.
Term Loan, 5.00%, Maturing June 30, 2017	GBP	741	1,255,355
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		679	679,431
Neenah Foundry Company
Term Loan, 6.76%, Maturing April 26, 2017		427	425,827
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018		1,496	1,499,367
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		151	151,092
Waupaca Foundry, Inc.
Term Loan, 4.00%, Maturing June 29, 2017		1,417	1,421,721

			$12,586,744

Surface Transport — 0.8%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 12, 2018		1,778	$1,775,648
Stena International S.a.r.l
Term Loan, 4.00%, Maturing March 3, 2021		1,575	1,570,078

16	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Surface Transport (continued)
Swift Transportation Co. Inc.
Term Loan, 4.00%, Maturing December 21, 2017	1,172	$1,176,502

		$4,522,228

Telecommunications — 4.4%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	883	$876,080
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020	396	394,763
Crown Castle Operating Company
Term Loan, 3.25%, Maturing January 31, 2021	2,974	2,959,802
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	7,550	7,557,867
Mitel US Holdings, Inc.
Term Loan, 5.34%, Maturing January 31, 2020	324	327,294
SBA Senior Finance II LLC
Term Loan, 3.25%, Maturing March 24, 2021	1,825	1,816,255
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	1,188	1,188,778
Term Loan, 4.00%, Maturing April 23, 2019	1,776	1,777,065
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	6,706	6,694,547
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	1,904	1,897,668

		$25,490,119

Utilities — 2.5%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018	2,664	$2,669,676
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020	1,042	1,018,352
Term Loan, 3.25%, Maturing January 31, 2022	397	389,932
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	924	926,597
Term Loan, 4.00%, Maturing April 2, 2018	2,716	2,722,790
Term Loan, 4.00%, Maturing October 9, 2019	813	814,720
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	962	961,614
EFS Cogen Holdings I LLC
Term Loan, 3.75%, Maturing December 17, 2020	576	578,941
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 31, 2019	571	571,402
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	629	629,637

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities (continued)
PowerTeam Services, LLC
Term Loan, 3.68%, Maturing May 6, 2020(5)	33	$32,587
Term Loan, 4.25%, Maturing May 6, 2020	265	262,902
Raven Power Finance, LLC
Term Loan, 5.25%, Maturing December 19, 2020	1,307	1,322,665
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	399	400,871
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	800	809,500

		$14,112,186

Total Senior Floating-Rate Interests (identified cost $823,818,721)		$821,500,405

Corporate Bonds & Notes — 12.3%

Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.0%(6)
Alliant Techsystems, Inc.
5.25%, 10/1/21(7)	45	$46,912
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(7)	75	76,594
GenCorp, Inc.
7.125%, 3/15/21	50	54,500

		$178,006

Automotive — 0.1%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	20	$21,050
Chrysler Group, LLC
8.25%, 6/15/21(7)	200	225,750
General Motors Financial Co., Inc.
4.75%, 8/15/17	70	75,075
3.25%, 5/15/18	10	10,138
4.25%, 5/15/23	30	29,512
Navistar International Corp.
8.25%, 11/1/21	105	107,231

		$468,756

Beverage and Tobacco — 0.0%(6)
Constellation Brands, Inc.
6.00%, 5/1/22	105	$117,075
4.25%, 5/1/23	100	98,500

		$215,575

17	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Brokers, Dealers and Investment Houses — 0.0%(6)
Alliance Data Systems Corp.
6.375%, 4/1/20(7)	55	$58,850
E*TRADE Financial Corp.
6.00%, 11/15/17	15	15,806
6.375%, 11/15/19	45	49,106
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(7)	35	36,663

		$160,425

Building and Development — 0.1%
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(7)	55	$58,162
Builders FirstSource, Inc.
7.625%, 6/1/21(7)	70	75,425
HD Supply, Inc.
8.125%, 4/15/19	35	38,938
7.50%, 7/15/20	70	76,125
Interline Brands, Inc.
10.00%, 11/15/18(8)	130	142,025
Nortek, Inc.
10.00%, 12/1/18	85	93,075
8.50%, 4/15/21	50	55,375
USG Corp.
5.875%, 11/1/21(7)	35	37,231

		$576,356

Business Equipment and Services — 0.3%
ADT Corp. (The)
6.25%, 10/15/21(7)	85	$88,825
FTI Consulting, Inc.
6.00%, 11/15/22	40	41,000
IMS Health, Inc.
6.00%, 11/1/20(7)	75	79,313
Iron Mountain, Inc.
6.00%, 8/15/23	95	101,413
Modular Space Corp.
10.25%, 1/31/19(7)	15	15,675
National CineMedia, LLC
6.00%, 4/15/22	790	833,450
ServiceMaster Co. (The)
8.00%, 2/15/20	110	119,212
7.00%, 8/15/20	40	42,400
TransUnion Holding Co., Inc.
8.125%, 6/15/18(8)	100	105,000

Security		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
United Rentals North America, Inc.
8.375%, 9/15/20		20	$22,275
7.625%, 4/15/22		25	28,250
6.125%, 6/15/23		35	37,800

			$1,514,613

Cable and Satellite Television — 0.4%
AMC Networks, Inc.
7.75%, 7/15/21		20	$22,500
4.75%, 12/15/22		35	35,088
CCO Holdings, LLC/CCO Capital Corp.
7.25%, 10/30/17		65	68,981
5.25%, 9/30/22		155	155,581
5.75%, 1/15/24		70	70,788
DISH DBS Corp.
6.75%, 6/1/21		205	232,162
5.875%, 7/15/22		70	75,688
IAC/InterActiveCorp
4.875%, 11/30/18		55	57,750
Numericable Group SA
4.875%, 5/15/19(7)(9)		390	394,387
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		1,000	1,015,000

			$2,127,925

Chemicals and Plastics — 1.7%
Chemtura Corp.
5.75%, 7/15/21		25	$26,063
Hexion US Finance Corp.
6.625%, 4/15/20		2,950	3,079,062
Ineos Finance PLC
7.25%, 2/15/19(7)(10)	EUR	1,000	1,465,388
8.375%, 2/15/19(7)		1,825	2,016,625
7.50%, 5/1/20(7)		800	878,000
Milacron, LLC/Mcron Finance Corp.
7.75%, 2/15/21(7)		20	22,000
Rockwood Specialties Group, Inc.
4.625%, 10/15/20		130	133,900
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		2,000	2,135,000
Tronox Finance, LLC
6.375%, 8/15/20		155	158,875

			$9,914,913

18	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Clothing / Textiles — 0.0%(6)
Levi Strauss & Co.
6.875%, 5/1/22	65	$72,231
Quiksilver, Inc./QS Wholesale, Inc.
7.875%, 8/1/18(7)	10	10,900
10.00%, 8/1/20	5	5,700

		$88,831

Conglomerates — 0.1%
Belden, Inc.
5.50%, 9/1/22(7)	20	$20,450
Harbinger Group, Inc.
7.875%, 7/15/19	65	71,500
Spectrum Brands, Inc.
6.375%, 11/15/20	50	54,500
6.625%, 11/15/22	70	76,825
TMS International Corp.
7.625%, 10/15/21(7)	60	64,500

		$287,775

Containers and Glass Products — 0.7%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc.
5.625%, 12/15/16(7)	25	$25,594
6.00%, 6/15/17(7)	35	36,137
BOE Merger Corp.
9.50%, 11/1/17(7)(8)	80	84,400
Crown Americas, LLC/Crown Americas Capital Corp. IV
4.50%, 1/15/23	35	33,600
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	3,875	4,049,375
Sealed Air Corp.
8.375%, 9/15/21(7)	10	11,575

		$4,240,681

Cosmetics / Toiletries — 0.1%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(8)	215	$222,794
Party City Holdings, Inc.
8.875%, 8/1/20	120	134,400

		$357,194

Security	Principal Amount* (000’s omitted)	Value

Diversified Financial Services — 0.1%
Icahn Enterprises, LP/Icahn Enterprises Finance Corp.
3.50%, 3/15/17(7)	45	$45,450
4.875%, 3/15/19(7)	65	66,056
6.00%, 8/1/20(7)	65	68,900
JPMorgan Chase & Co.
6.75% to 2/1/24, 1/29/49(14)	80	85,200
SLM Corp.
5.50%, 1/15/19	160	169,969
6.125%, 3/25/24	50	49,800

		$485,375

Drugs — 0.1%
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(7)	260	$280,800
7.50%, 7/15/21(7)	50	56,000

		$336,800

Ecological Services and Equipment — 0.0%(6)
ADS Waste Holdings, Inc.
8.25%, 10/1/20	50	$54,438
Clean Harbors, Inc.
5.25%, 8/1/20	50	51,500
5.125%, 6/1/21	25	25,406
Covanta Holding Corp.
5.875%, 3/1/24	45	46,130

		$177,474

Electronics / Electrical — 0.2%
Advanced Micro Devices, Inc.
6.75%, 3/1/19(7)	35	$36,400
Alcatel-Lucent USA, Inc.
4.625%, 7/1/17(7)	35	36,006
8.875%, 1/1/20(7)	260	293,800
BMC Software Finance, Inc.
8.125%, 7/15/21(7)	85	89,462
CommScope Holding Co., Inc.
6.625%, 6/1/20(7)(8)	55	59,263
Freescale Semiconductor, Inc.
6.00%, 1/15/22(7)	55	57,613
Infor US, Inc.
9.375%, 4/1/19	60	67,650
NCR Corp.
5.875%, 12/15/21(7)	20	21,300
5.00%, 7/15/22	60	61,350
6.375%, 12/15/23(7)	40	43,000

19	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Nuance Communications, Inc.
5.375%, 8/15/20(7)		120	$121,500

			$887,344

Equipment Leasing — 0.3%
Air Lease Corp.
4.50%, 1/15/16		70	$73,850
International Lease Finance Corp.
8.625%, 9/15/15		1,000	1,100,000
6.75%, 9/1/16(7)		350	391,125
7.125%, 9/1/18(7)		350	407,312

			$1,972,287

Financial Intermediaries — 1.3%
Ally Financial, Inc.
2.436%, 12/1/14(10)		55	$55,325
0.00%, 6/15/15		80	77,600
3.50%, 7/18/16		500	517,625
CIT Group, Inc.
5.50%, 2/15/19(7)		45	48,628
5.375%, 5/15/20		10	10,713
5.00%, 8/15/22		20	20,525
First Data Corp.
7.375%, 6/15/19(7)		1,000	1,075,000
6.75%, 11/1/20(7)		1,480	1,587,300
11.25%, 1/15/21		65	74,587
10.625%, 6/15/21		65	74,019
11.75%, 8/15/21		55	58,850
Ford Motor Credit Co., LLC
12.00%, 5/15/15		2,250	2,510,802
Lender Processing Services, Inc.
5.75%, 4/15/23		75	80,625
UPCB Finance II, Ltd.
6.375%, 7/1/20(7)	EUR	1,000	1,484,464

			$7,676,063

Food Products — 0.0%(6)
Michael Foods Holding, Inc.
8.50%, 7/15/18(7)(8)		150	$156,750
Post Holdings, Inc.
6.75%, 12/1/21(7)		30	31,500
7.375%, 2/15/22(7)		15	16,088

			$204,338

Security	Principal Amount* (000’s omitted)	Value

Food Service — 0.0%(6)
ARAMARK Corp.
5.75%, 3/15/20	35	$36,881
Darling International, Inc.
5.375%, 1/15/22(7)	40	41,150
Pinnacle Operating Corp.
9.00%, 11/15/20(7)	40	43,100

		$121,131

Food / Drug Retailers — 0.0%(6)
Pantry, Inc. (The)
8.375%, 8/1/20	70	$75,950

		$75,950

Health Care — 1.1%
Air Medical Group Holdings, Inc.
9.25%, 11/1/18	4	$4,340
Alere, Inc.
8.625%, 10/1/18	45	48,375
6.50%, 6/15/20	35	36,925
Amsurg Corp.
5.625%, 11/30/20	20	20,750
Biomet, Inc.
6.50%, 8/1/20	170	186,787
Capsugel SA
7.00%, 5/15/19(7)(8)	25	25,797
CHS/Community Health Systems, Inc.
7.125%, 7/15/20	120	128,850
6.875%, 2/1/22(7)	145	150,981
Community Health Systems, Inc.
5.125%, 8/15/18	2,190	2,307,712
ConvaTec Finance International SA
8.25%, 1/15/19(7)(8)	200	205,000
DaVita, Inc.
5.75%, 8/15/22	215	228,437
HCA Holdings, Inc.
6.25%, 2/15/21	85	89,994
HCA, Inc.
6.50%, 2/15/20	20	22,350
4.75%, 5/1/23	1,050	1,034,250
Hologic, Inc.
6.25%, 8/1/20	245	260,312
INC Research, LLC
11.50%, 7/15/19(7)	55	62,700
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	45	51,638

20	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Health Care (continued)
MPH Acquisition Holdings, LLC
6.625%, 4/1/22(7)		235	$243,812
Opal Acquisition, Inc.
8.875%, 12/15/21(7)		70	72,713
Salix Pharmaceuticals, Ltd.
6.00%, 1/15/21(7)		60	64,500
Tenet Healthcare Corp.
5.00%, 3/1/19(7)		25	25,125
6.00%, 10/1/20(7)		55	57,853
4.375%, 10/1/21		600	578,250
8.125%, 4/1/22		105	116,813
United Surgical Partners International, Inc.
9.00%, 4/1/20		60	67,275
VWR Funding, Inc.
7.25%, 9/15/17		90	96,962
WellCare Health Plans, Inc.
5.75%, 11/15/20		85	91,163

			$6,279,664

Home Furnishings — 0.1%
Libbey Glass, Inc.
6.875%, 5/15/20		66	$68,109
Sanitec Corp.
5.037%, 5/15/18(7)(10)	EUR	250	351,519
Tempur Sealy International, Inc.
6.875%, 12/15/20		40	43,800

			$463,428

Industrial Equipment — 0.0%(6)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(7)		25	$26,812
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(4)(11)		76	60,230
Manitowoc Co., Inc. (The)
5.875%, 10/15/22		40	43,400
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(7)(8)		10	10,575

			$141,017

Insurance — 0.4%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC
7.875%, 12/15/20(7)		55	$58,575
CNO Financial Group, Inc.
6.375%, 10/1/20(7)		1,050	1,139,250

Security		Principal Amount* (000’s omitted)	Value

Insurance (continued)
Onex USI Acquisition Corp.
7.75%, 1/15/21(7)		115	$119,312
Towergate Finance PLC
6.027%, 2/15/18(7)(10)	GBP	650	1,112,550

			$2,429,687

Leisure Goods/Activities/Movies — 0.1%
Activision Blizzard, Inc.
6.125%, 9/15/23(7)		35	$38,150
Bombardier, Inc.
4.25%, 1/15/16(7)		50	52,187
4.75%, 4/15/19(7)		30	30,563
6.00%, 10/15/22(7)		35	35,656
6.125%, 1/15/23(7)		30	30,825
MISA Investments, Ltd.
8.625%, 8/15/18(7)(8)		70	72,100
NCL Corp., Ltd.
5.00%, 2/15/18		30	31,125
Regal Entertainment Group
5.75%, 3/15/22		30	30,975
Royal Caribbean Cruises
7.25%, 6/15/16		25	27,875
7.25%, 3/15/18		50	58,250
Seven Seas Cruises, S. de R.L. LLC
9.125%, 5/15/19		65	71,825
Viking Cruises, Ltd.
8.50%, 10/15/22(7)		60	68,100
WMG Acquisition Corp.
6.00%, 1/15/21(7)		45	47,363
5.625%, 4/15/22(7)		70	71,137

			$666,131

Lodging and Casinos — 0.8%
Buffalo Thunder Development Authority
9.375%, 12/15/14(2)(7)		480	$196,800
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20		2,100	1,821,750
9.00%, 2/15/20		535	469,462
9.00%, 2/15/20		1,175	1,029,594
GLP Capital, LP/GLP Financing II, Inc.
4.875%, 11/1/20(7)		105	108,675
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21(7)		110	114,881

21	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Inn of the Mountain Gods Resort & Casino
9.25%, 11/30/20(7)	55	$54,290
MGM Resorts International
6.625%, 12/15/21	120	132,186
7.75%, 3/15/22	30	34,965
Penn National Gaming, Inc.
5.875%, 11/1/21(7)	45	43,538
Station Casinos, LLC
7.50%, 3/1/21	85	91,375
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp.
6.375%, 6/1/21(7)	20	19,700
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(7)	310	260,400
Waterford Gaming, LLC
8.625%, 9/15/14(4)(7)	127	47,306

		$4,424,922

Mining, Steel, Iron and Nonprecious Metals — 0.1%
ArcelorMittal
6.75%, 2/25/22	25	$27,813
Eldorado Gold Corp.
6.125%, 12/15/20(7)	120	120,900
IAMGOLD Corp.
6.75%, 10/1/20(7)	100	89,500
Imperial Metals Corp.
7.00%, 3/15/19(7)	15	15,356
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.
6.375%, 5/1/22(7)	40	40,500

		$294,069

Nonferrous Metals / Minerals — 0.0%(6)
CONSOL Energy, Inc.
5.875%, 4/15/22(7)	95	$98,088
New Gold, Inc.
7.00%, 4/15/20(7)	40	42,350
6.25%, 11/15/22(7)	70	72,100

		$212,538

Oil and Gas — 0.7%
Antero Resources Finance Corp.
6.00%, 12/1/20	15	$16,125
5.375%, 11/1/21(7)	85	86,966

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Athlon Holdings LP/Athlon Finance Corp.
6.00%, 5/1/22(7)(9)	35	$35,481
Atlas Pipeline Partners, LP/Atlas Pipeline Finance Corp.
4.75%, 11/15/21	30	28,650
Berry Petroleum Co.
6.375%, 9/15/22	10	10,300
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	70	75,250
Bristow Group, Inc.
6.25%, 10/15/22	80	86,100
Chesapeake Energy Corp.
7.25%, 12/15/18	90	105,075
3.467%, 4/15/19(10)	65	65,691
6.125%, 2/15/21	115	126,500
Concho Resources, Inc.
5.50%, 4/1/23	240	251,100
CrownRock, LP/CrownRock Finance, Inc.
7.125%, 4/15/21(7)	70	74,375
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	140	147,700
Denbury Resources, Inc.
5.50%, 5/1/22	30	30,375
Endeavor Energy Resources LP/EER Finance, Inc.
7.00%, 8/15/21(7)	25	26,500
EP Energy, LLC/EP Energy Finance, Inc.
9.375%, 5/1/20	210	243,075
EP Energy, LLC/Everest Acquisition Finance, Inc.
6.875%, 5/1/19	290	312,837
7.75%, 9/1/22	35	39,156
EPL Oil & Gas, Inc.
8.25%, 2/15/18	50	54,250
Halcon Resources Corp.
9.75%, 7/15/20(7)	35	37,538
Kinder Morgan, Inc.
5.00%, 2/15/21(7)	95	95,451
Kodiak Oil & Gas Corp.
5.50%, 1/15/21	15	15,525
Laredo Petroleum, Inc.
7.375%, 5/1/22	90	99,675
MEG Energy Corp.
6.375%, 1/30/23(7)	100	104,250
Murphy Oil USA, Inc.
6.00%, 8/15/23(7)	135	140,062

22	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Newfield Exploration Co.
5.625%, 7/1/24	120	$125,700
Oasis Petroleum, Inc.
6.875%, 3/15/22(7)	80	87,200
6.875%, 1/15/23	135	146,812
Parsley Energy LLC/Parsley Finance Corp.
7.50%, 2/15/22(7)	35	36,750
Plains Exploration & Production Co.
6.875%, 2/15/23	185	208,125
Rice Energy, Inc.
6.25%, 5/1/22(7)	85	85,212
Rosetta Resources, Inc.
5.625%, 5/1/21	60	61,350
5.875%, 6/1/22	85	86,806
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	170	176,375
Sabine Pass LNG, LP
6.50%, 11/1/20	100	106,250
Samson Investment Co.
10.75%, 2/15/20(7)	70	74,200
SandRidge Energy, Inc.
7.50%, 3/15/21	30	32,025
8.125%, 10/15/22	5	5,438
Seven Generations Energy, Ltd.
8.25%, 5/15/20(7)	120	131,700
SM Energy Co.
6.50%, 1/1/23	75	81,188
Tesoro Corp.
5.375%, 10/1/22	90	93,825
Ultra Petroleum Corp.
5.75%, 12/15/18(7)	15	15,825

		$3,862,788

Publishing — 0.1%
Laureate Education, Inc.
9.25%, 9/1/19(7)	605	$641,300
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
10.00%, 4/1/21(7)	120	138,000
RR Donnelley & Sons Co.
6.00%, 4/1/24	15	15,150

		$794,450

Security	Principal Amount* (000’s omitted)	Value

Radio and Television — 0.4%
Clear Channel Communications, Inc.
9.00%, 12/15/19	953	$1,019,710
11.25%, 3/1/21	105	118,781
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	53,500
Series B, 6.50%, 11/15/22	90	96,750
Crown Media Holdings, Inc.
10.50%, 7/15/19	110	125,400
Sirius XM Radio, Inc.
5.875%, 10/1/20(7)	25	26,156
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	70	72,888
Univision Communications, Inc.
6.75%, 9/15/22(7)	746	824,330

		$2,337,515

Retailers (Except Food and Drug) — 0.2%
Burlington Holdings, LLC/Burlington Holding Finance, Inc.
9.00%, 2/15/18(7)(8)	14	$14,367
Claire’s Stores, Inc.
9.00%, 3/15/19(7)	135	141,075
Hot Topic, Inc.
9.25%, 6/15/21(7)	150	164,625
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc.
7.50%, 8/1/18(7)(8)	235	243,225
Michaels Stores, Inc.
7.75%, 11/1/18	60	63,825
Neiman Marcus Group, Ltd., Inc.
8.00%, 10/15/21(7)	50	55,000
8.75%, 10/15/21(7)(8)	60	66,600
New Academy Finance Co., LLC/New Academy Finance Corp.
8.00%, 6/15/18(7)(8)	115	118,164
Petco Holdings, Inc.
8.50%, 10/15/17(7)(8)	200	204,540
Radio Systems Corp.
8.375%, 11/1/19(7)	60	65,925
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	120	128,100

		$1,265,446

23	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Software and Services — 0.0%(6)
Audatex North America, Inc.
6.00%, 6/15/21(7)	50	$53,875
Boxer Parent Co., Inc.
9.00%, 10/15/19(7)(8)	30	29,550
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(7)(8)	65	65,650
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(7)	45	43,650

		$192,725

Steel — 0.0%(6)
AK Steel Corp.
8.75%, 12/1/18	35	$39,244
SunCoke Energy Partner LP/SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20(7)(9)	35	37,275

		$76,519

Surface Transport — 0.0%(6)
Florida East Coast Holdings Corp.
6.75%, 5/1/19(7)	25	$25,750
Hertz Corp. (The)
6.25%, 10/15/22	50	53,750
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(7)	35	35,613

		$115,113

Telecommunications — 1.5%
Avaya, Inc.
9.00%, 4/1/19(7)	50	$51,875
10.50%, 3/1/21(7)	455	416,737
CenturyLink, Inc.
6.75%, 12/1/23	95	102,362
Frontier Communications Corp.
7.625%, 4/15/24	30	31,275
Hughes Satellite Systems Corp.
6.50%, 6/15/19	1,000	1,105,000
Intelsat Jackson Holdings SA
7.25%, 10/15/20	160	173,200
Intelsat Luxembourg SA
7.75%, 6/1/21	155	162,169
8.125%, 6/1/23	120	126,450
NII International Telecom SCA
7.875%, 8/15/19(7)	70	49,875

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
SBA Communications Corp.
5.625%, 10/1/19		60	$63,225
SBA Telecommunications, Inc.
5.75%, 7/15/20		85	89,675
Sprint Communications, Inc.
7.00%, 8/15/20		655	715,587
6.00%, 11/15/22		80	80,900
Sprint Corp.
7.25%, 9/15/21(7)		60	65,625
7.875%, 9/15/23(7)		170	187,850
T-Mobile USA, Inc.
6.25%, 4/1/21		40	42,750
6.633%, 4/28/21		50	54,188
6.731%, 4/28/22		35	37,888
6.625%, 4/1/23		55	59,125
6.836%, 4/28/23		15	16,200
Virgin Media Secured Finance PLC
5.375%, 4/15/21(7)		925	952,750
6.00%, 4/15/21(7)	GBP	950	1,690,193
5.50%, 1/15/25(7)		550	554,812
Wind Acquisition Finance SA
5.595%, 4/30/19(7)(10)	EUR	500	705,606
6.50%, 4/30/20(7)		475	511,219
7.375%, 4/23/21(7)		200	206,000
Windstream Corp.
7.75%, 10/1/21		90	97,875
6.375%, 8/1/23		40	39,100

			$8,389,511

Utilities — 1.3%
AES Corp.
5.50%, 3/15/24		30	$30,075
Calpine Corp.
7.50%, 2/15/21(7)		3,778	4,136,910
7.875%, 1/15/23(7)		2,677	3,011,625
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
6.875%, 8/15/17(2)(7)		35	36,661

			$7,215,271

Total Corporate Bonds & Notes (identified cost $67,565,644)			$71,228,606

24	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Asset-Backed Securities — 3.1%

Security	Principal Amount (000’s omitted)	Value

Apidos CDO, Series 2014-17A, Class B, 3.06%, 4/17/26(7)(9)(10)	$450	$445,815
Apidos CDO, Series 2014-17A, Class C, 3.51%, 4/17/26(7)(9)(10)	1,000	956,000
Apidos CDO, Series 2014-17A, Class D, 4.96%, 4/17/26(7)(9)(10)	1,000	923,700
Babson Ltd., Series 2005-1A, Class C1, 2.177%, 4/15/19(7)(10)	753	747,043
Babson Ltd., Series 2013-IA, Class C, 2.928%, 4/20/25(7)(10)	450	445,194
Babson Ltd., Series 2013-IA, Class D, 3.728%, 4/20/25(7)(10)	350	343,069
Babson Ltd., Series 2013-IA, Class E, 4.628%, 4/20/25(7)(10)	225	207,934
Centurion CDO VIII Ltd., Series 2005-8A, Class D, 5.735%, 3/8/17(7)(10)	985	985,503
Centurion CDO IX Ltd., Series 2005-9A, Class D1, 4.976%, 7/17/19(7)(10)	750	728,017
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.878%, 4/21/25(7)(10)	2,650	2,591,968
Comstock Funding Ltd., Series 2006-1A, Class D, 4.483%, 5/30/20(7)(10)	692	689,928
Dryden Senior XXII Loan Fund, Series 2013-28A, Class A3L, 2.936%, 8/15/25(7)(10)	1,500	1,491,368
Dryden Senior XXII Loan Fund, Series 2013-28A, Class B1L, 3.436%, 8/15/25(7)(10)	640	612,342
Dryden Senior XXII Loan Fund, Series 2013-28A, Class B2L, 4.136%, 8/15/25(7)(10)	430	375,361
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.928%, 4/20/25(7)(10)	400	392,779
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.728%, 4/20/25(7)(10)	450	439,631
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 2.976%, 7/17/25(7)(10)	925	913,908
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.576%, 7/17/25(7)(10)	925	890,274
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.726%, 7/17/25(7)(10)	1,125	1,040,994
Race Point CLO, Ltd., Series 2012-7A, Class D, 4.487%, 11/8/24(7)(10)	1,750	1,752,728
Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.479%, 4/25/21(7)(10)	1,000	952,110

Total Asset-Backed Securities (identified cost $17,949,730)		$17,925,666

Common Stocks — 0.6%

Security	Shares	Value

Automotive — 0.2%
Dayco Products, LLC(4)(11)	18,702	$841,590

		$841,590

Building and Development — 0.0%(6)
Panolam Holdings Co.(4)(12)(13)	253	$246,569

		$246,569

Food Service — 0.0%(6)
Buffets Restaurants Holdings, Inc.(4)(11)(12)	44,318	$249,289

		$249,289

Lodging and Casinos — 0.1%
Tropicana Entertainment, Inc.(11)(12)	35,670	$634,926

		$634,926

Nonferrous Metals/Minerals — 0.0%(6)
Euramax International, Inc.(4)(11)(12)	701	$213,866

		$213,866

Publishing — 0.3%
ION Media Networks, Inc.(4)(11)(12)	3,990	$1,212,561
MediaNews Group, Inc.(11)(12)	10,718	297,422

		$1,509,983

Total Common Stocks (identified cost $1,527,207)		$3,696,223

Miscellaneous — 0.0%(6)

Security	Shares	Value

Oil and Gas — 0.0%(6)
SemGroup Corp., Escrow Certificate(12)	540,000	$10,800

Total Miscellaneous (identified cost $0)		$10,800

25	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.6%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.14%(15)	$14,937	$14,936,810

Total Short-Term Investments (identified cost $14,936,810)		$14,936,810

Total Investments — 161.0% (identified cost $925,798,112)		$929,298,510

Less Unfunded Loan Commitments — (0.0)%(6)		$(18,833)

Net Investments — 161.0% (identified cost $925,779,279)		$929,279,677

Other Assets, Less Liabilities — (38.2)%		$(220,959,119)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (22.8)%		$(131,302,322)

Net Assets Applicable to Common Shares — 100.0%		$577,018,236

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

DIP	–	Debtor in Possession
CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
PIK	–	Payment In Kind

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Currently the issuer is in default with respect to interest payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)	This Senior Loan will settle after April 30, 2014, at which time the interest rate will be determined.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 13).
(5)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(6)	Amount is less than 0.05% or (0.05)%, as applicable.
(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $53,429,446 or 9.3% of the Trust’s net assets applicable to common shares.

(8)	Represents a payment-in-kind security which may pay all or a portion of interest in additional principal. The interest rate paid in additional par is generally higher than the indicated cash rate.

(9)	When-issued security.

(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2014.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and May be subject to restrictions on resale.

(12)	Non-income producing security.

(13)	Restricted security (see Note 8).

(14)	Security converts to floating rate after the indicated fixed-rate coupon period.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

26	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Unaffiliated investments, at value (identified cost, $910,842,469)	$914,342,867
Affiliated investment, at value (identified cost, $14,936,810)	14,936,810
Cash	5,207,779
Restricted cash*	533,000
Foreign currency, at value (identified cost, $7,643,306)	7,644,249
Interest receivable	4,071,622
Interest receivable from affiliated investment	2,316
Receivable for investments sold	993,252
Prepaid expenses	37,635
Total assets	$947,769,530

Liabilities
Notes payable	$210,000,000
Payable for investments purchased	25,004,591
Payable for when-issued securities	2,788,055
Payable for open forward foreign currency exchange contracts	572,465
Payable to affiliates:
Investment adviser fee	567,151
Trustees’ fees	3,277
Accrued expenses	513,433
Total liabilities	$239,448,972
Auction preferred shares (5,252 shares outstanding) at liquidation value plus cumulative unpaid dividends	$131,302,322
Net assets applicable to common shares	$577,018,236

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 36,841,535 shares issued and outstanding	$368,415
Additional paid-in capital	684,675,373
Accumulated net realized loss	(111,402,514)
Accumulated undistributed net investment income	537,172
Net unrealized appreciation	2,839,790
Net assets applicable to common shares	$577,018,236

Net Asset Value Per Common Share
($577,018,236 ÷ 36,841,535 common shares issued and outstanding)	$15.66

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

27	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest and other income	$21,835,761
Dividends	326,604
Interest income allocated from affiliated investment	10,672
Expenses allocated from affiliated investment	(1,420)
Total investment income	$22,171,617

Expenses
Investment adviser fee	$3,433,509
Trustees’ fees and expenses	19,852
Custodian fee	166,856
Transfer and dividend disbursing agent fees	9,099
Legal and accounting services	96,921
Printing and postage	42,628
Interest expense and fees	1,134,706
Preferred shares service fee	99,136
Miscellaneous	73,289
Total expenses	$5,075,996
Deduct —
Reduction of custodian fee	$17
Total expense reductions	$17

Net expenses	$5,075,979

Net investment income	$17,095,638

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$3,119,272
Investment transactions allocated from affiliated investment	110
Foreign currency and forward foreign currency exchange contract transactions	(1,686,144)
Net realized gain	$1,433,238
Change in unrealized appreciation (depreciation) —
Investments	$(4,155,639)
Foreign currency and forward foreign currency exchange contracts	(245,859)
Net change in unrealized appreciation (depreciation)	$(4,401,498)

Net realized and unrealized loss	$(2,968,260)

Distributions to preferred shareholders
From net investment income	$(69,580)

Net increase in net assets from operations	$14,057,798

28	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$17,095,638	$36,008,699
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	1,433,238	3,580,230
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(4,401,498)	1,025,244
Distributions to preferred shareholders —
From net investment income	(69,580)	(204,473)
Net increase in net assets from operations	$14,057,798	$40,409,700
Distributions to common shareholders —
From net investment income	$(19,562,855)	$(36,970,442)
Total distributions to common shareholders	$(19,562,855)	$(36,970,442)
Capital share transactions —
Reinvestment of distributions to common shareholders	$—	$818,431
Proceeds from shelf offering, net of offering costs (see Note 6)	—	49,800,858
Net increase in net assets from capital share transactions	$—	$50,619,289

Net increase (decrease) in net assets	$(5,505,057)	$54,058,547

Net Assets Applicable to Common Shares
At beginning of period	$582,523,293	$528,464,746
At end of period	$577,018,236	$582,523,293

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$537,172	$3,073,969

29	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2014
Net increase in net assets from operations	$14,057,798
Distributions to preferred shareholders	69,580
Net increase in net assets from operations excluding distributions to preferred shareholders	$14,127,378
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(149,358,636)
Investments sold and principal repayments	167,991,973
Increase in short-term investments, net	(8,821,739)
Net amortization/accretion of premium (discount)	(329,574)
Decrease in restricted cash	586,081
Decrease in interest receivable	122,573
Increase in interest receivable from affiliated investment	(579)
Decrease in receivable for open forward foreign currency exchange contracts	59,038
Decrease in receivable from the transfer agent	66,386
Decrease in prepaid expenses	2,666
Increase in payable for open forward foreign currency exchange contracts	193,296
Decrease in payable to affiliate for investment adviser fee	(20,175)
Increase in payable to affiliate for Trustees’ fees	192
Decrease in accrued expenses	(72,321)
Decrease in unfunded loan commitments	(1,125,000)
Net change in unrealized (appreciation) depreciation from investments	4,155,639
Net realized gain from investments	(3,119,272)
Return of capital distributions from investments	1,140,580
Net cash provided by operating activities	$25,598,506

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(19,562,855)
Cash distributions paid to preferred shareholders	(73,082)
Net cash used in financing activities	$(19,635,937)

Net increase in cash*	$5,962,569

Cash at beginning of period(1)	$6,889,459

Cash at end of period(1)	$12,852,028

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$1,141,724

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $1,676.

(1)	Balance includes foreign currency, at value.

30	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period (Common shares)	$15.810		$15.630	$14.910	$14.980	$13.700	$10.190

Income (Loss) From Operations
Net investment income(1)	$0.464		$1.009	$1.097	$1.014	$1.025	$0.978
Net realized and unrealized gain (loss)	(0.081)		0.145	0.681	(0.013)	1.374	3.423
Distributions to preferred shareholders
From net investment income(1)	(0.002)		(0.006)	(0.006)	(0.009)	(0.011)	(0.028)

Total income from operations	$0.381		$1.148	$1.772	$0.992	$2.388	$4.373

Less Distributions
From net investment income	$(0.531)		$(1.038)	$(1.052)	$(1.062)	$(1.108)	$(0.863)

Total distributions to common shareholders	$(0.531)		$(1.038)	$(1.052)	$(1.062)	$(1.108)	$(0.863)

Premium from common shares sold through shelf offering (see Note 6)(1)	$—		$0.070	$—	$—	$—	$—

Net asset value — End of period (Common shares)	$15.660		$15.810	$15.630	$14.910	$14.980	$13.700

Market value — End of period (Common shares)	$14.930		$15.800	$16.250	$14.550	$15.640	$12.980

Total Investment Return on Net Asset Value(2)	2.57	%(3)	7.98%	12.31%	6.69%	17.93%	46.90%

Total Investment Return on Market Value(2)	(2.15	)%(3)	3.79%	19.66%	(0.28)%	29.96%	49.61%

31	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Net assets applicable to common shares, end of period (000’s omitted)	$577,018		$582,523	$528,465	$503,383	$505,197	$460,700
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees(5)	1.37	%(6)	1.37%	1.38%	1.29%	1.22%	1.21%
Interest and fee expense(7)	0.39	%(6)	0.40%	0.42%	0.44%	0.49%	1.15%
Total expenses	1.76	%(6)	1.77%	1.80%	1.73%	1.71%	2.36%
Net investment income	5.93	%(6)	6.38%	7.20%	6.69%	7.11%	9.21%
Portfolio Turnover	18	%(3)	45%	54%	49%	36%	42%
The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares and borrowings, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares plus preferred shares and borrowings):(4)
Expenses excluding interest and fees(5)	0.86	%(6)	0.87%	0.87%	0.83%	0.77%	0.74%
Interest and fee expense(7)	0.25	%(6)	0.25%	0.27%	0.28%	0.31%	0.70%
Total expenses	1.11	%(6)	1.12%	1.14%	1.11%	1.08%	1.44%
Net investment income	3.73	%(6)	4.06%	4.54%	4.28%	4.50%	5.63%
Senior Securities:
Total notes payable outstanding (in 000’s)	$210,000		$210,000	$175,000	$165,000	$150,000	$150,000
Asset coverage per $1,000 of notes payable(8)	$4,373		$4,399	$4,770	$4,847	$5,243	$4,947
Total preferred shares outstanding	5,252		5,252	5,252	5,252	5,252	5,252
Asset coverage per preferred share(9)	$67,266		$67,670	$68,133	$67,473	$69,900	$65,945
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the notes payable primarily incurred to redeem the Trust’s APS (see Note 10).

(8)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(9)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 269%, 271%, 273%, 270%, 280% and 264% at April 30, 2014 and October 31, 2013, 2012, 2011, 2010 and 2009, respectively.

(10)	Plus accumulated and unpaid dividends.

32	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Senior Floating-Rate Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s primary investment objective is to provide a high level of current income. The Trust may, as a secondary objective, also seek preservation of capital to the extent consistent with its primary objective.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Trust’s investment in Cash Reserves Fund reflects the Trust’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or

33

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2013, the Trust, for federal income tax purposes, had a capital loss carryforward of $112,307,054 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2014 ($254,901), October 31, 2015 ($2,782,217), October 31, 2016 ($63,478,422), October 31, 2017 ($33,311,438), October 31, 2018 ($11,668,372) and October 31, 2019 ($811,704). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2013.

As of April 30, 2014, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2014, the Trust had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the

34

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

security that will be delivered is fixed. The Trust maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on January 26, 2004 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset weekly for Series A and Series B, and approximately monthly for Series C and Series D by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 150% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The number of APS issued and outstanding as of April 30, 2014 is as follows:

APS Issued and Outstanding

Series A	1,313
Series B	1,313
Series C	1,313
Series D	1,313

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at April 30, 2014, and the amount of dividends accrued

35

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

(including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at April 30, 2014	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	0.08%	$17,390	0.11%	0.06–0.17
Series B	0.08	17,390	0.11	0.06–0.17
Series C	0.09	18,686	0.11	0.09–0.17
Series D	0.09	16,114	0.10	0.06–0.23

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of April 30, 2014.

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the six months ended April 30, 2014, the Trust’s investment adviser fee amounted to $3,433,509. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Trust, but receives no compensation.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $163,183,026 and $164,400,286, respectively, for the six months ended April 30, 2014.

6  Common Shares of Beneficial Interest and Shelf Offering

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended April 30, 2014. Common shares issued by the Trust pursuant to its dividend reinvestment plan for the year ended October 31, 2013 were 51,566.

Pursuant to a registration statement filed with and originally declared effective on November 14, 2012 by the SEC, the Trust is authorized to issue up to an additional 3,380,550 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. On May 30, 2013, and as approved by the Trustees, the Trust filed a registration statement with the SEC to allow it to issue additional common shares through a shelf offering, which is subject to the effectiveness of such registration statement.

During the six months ended April 30, 2014, the Trust did not sell any common shares through its shelf offering. During the year ended October 31, 2013, the Trust sold 2,979,799 common shares and received proceeds (net of offering costs) of $49,800,858 through its shelf offering. The net proceeds in excess of the net asset value of the shares sold were $2,463,769.

Offering costs (other than the applicable sales commissions) incurred in connection with the shelf offering were borne directly by EVM. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, is the distributor of the Trust’s shares and is entitled to receive a sales commission from the Trust of 1.00% of the gross sales price per share, a portion of which is re-allowed to sales agents. The Trust was informed that EVD did not retain any sales commissions during the six months ended April 30, 2014.

36

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

On November 11, 2013, the Board of Trustees of the Trust authorized the repurchase by the Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended April 30, 2014.

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Trust at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$926,447,570

Gross unrealized appreciation	$12,440,993
Gross unrealized depreciation	(9,608,886)

Net unrealized appreciation	$2,832,107

8  Restricted Securities

At April 30, 2014, the Trust owned the following securities (representing less than 0.05% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Panolam Holdings Co.	12/30/09	253	$139,024	$246,569

Total Common Stocks			$139,024	$246,569

9  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

37

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at April 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Depreciation

5/30/14	British Pound Sterling 1,009,932	United States Dollar 1,681,946	Goldman Sachs International	$—	$(22,848)	$(22,848)
5/30/14	Canadian Dollar 626,295	United States Dollar 560,669	JPMorgan Chase Bank	—	(10,355)	(10,355)
5/30/14	Euro 7,778,148	United States Dollar 10,644,473	Citibank NA	—	(145,908)	(145,908)
6/30/14	British Pound Sterling 7,743,427	United States Dollar 12,859,819	Citibank NA	—	(208,183)	(208,183)
6/30/14	Euro 8,408,339	United States Dollar 11,554,866	HSBC Bank USA	—	(108,809)	(108,809)
7/31/14	British Pound Sterling 9,211,664	United States Dollar 15,471,128	HSBC Bank USA	—	(70,988)	(70,988)
7/31/14	Euro 2,350,664	United States Dollar 3,255,223	Goldman Sachs International	—	(5,374)	(5,374)

				$—	$(572,465)	$(572,465)

At April 30, 2014, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At April 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $572,465. The aggregate fair value of assets pledged as collateral by the Trust for such liability was $533,000 at April 30, 2014.

The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments.

38

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$—	$(572,465	)(1)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

During the current reporting period, the Trust adopted the new disclosure requirements for offsetting assets and liabilities pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Trust’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Trust’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Trust for liabilities as of April 30, 2014.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities (b)

Citibank NA	$(354,091)	$—	$—	$273,000	$(81,091)
Goldman Sachs International	(28,222)	—	—	—	(28,222)
HSBC Bank USA	(179,797)	—	—	179,797	—
JPMorgan Chase Bank	(10,355)	—	—	—	(10,355)

	$(572,465)	$—	$—	$452,797	$(119,668)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$(1,730,452	)(1)	$(252,334	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2014, which is indicative of the volume of this derivative type, was approximately $54,641,000.

10  Credit Agreement

The Trust has entered into a Credit Agreement (the Agreement) with a bank to borrow up to a limit of $220 million ($210 million prior to March 25, 2014) pursuant to a 364-day revolving line of credit. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, the Trust pays a commitment fee of 0.15% on the borrowing limit. The Trust is required to maintain certain net asset levels during the term of the Agreement. At April 30, 2014, the Trust had borrowings outstanding under the Agreement of $210,000,000 at an interest rate of 0.92%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at April 30, 2014 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 13) at April 30, 2014. For the six months ended April 30, 2014, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $210,000,000 and 0.94%, respectively.

39

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12  Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

13  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$820,429,778	$1,051,794	$821,481,572
Corporate Bonds & Notes	—	71,121,070	107,536	71,228,606
Asset-Backed Securities	—	17,925,666	—	17,925,666
Common Stocks	634,926	297,422	2,763,875	3,696,223
Miscellaneous	—	10,800	—	10,800
Short-Term Investments	—	14,936,810	—	14,936,810

Total Investments	$634,926	$924,721,546	$3,923,205	$929,279,677

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(572,465)	$—	$(572,465)

Total	$—	$(572,465)	$—	$(572,465)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2014 is not presented.

At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

40

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

41

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Senior Floating-Rate Trust (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

42

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, and five-year periods ended September 30, 2013 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

43

Eaton Vance

Senior Floating-Rate Trust

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Senior Floating-Rate Trust

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Senior Floating-Rate Trust

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of April 30, 2014, Trust records indicate that there are 11 registered shareholders and approximately 22,103 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EFR.

44

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  On November 11, 2013, the Trust’s Board of Trustees approved a share repurchase program authorizing the Trust to repurchase up to 10% of its currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Trust to purchase a specific amount of shares. The Trust’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, are disclosed in the Trust’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

45

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7735    4.30.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	June 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 6, 2014

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	June 6, 2014